Data Compare Summary (Total)

Run Date - 6/22/2026 9:35:54 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	250	0.00%	250
State	0	250	0.00%	250
Zip	0	250	0.00%	250
Note Date	1	250	0.40%	250
Original Loan Amount	0	250	0.00%	250
Amortization Term	0	250	0.00%	250
Original Interest Rate	0	250	0.00%	250
Borrower Qualifying FICO	9	250	3.60%	250
Amortization Type	0	250	0.00%	250
Representative FICO	5	250	2.00%	250
Property Type	3	250	1.20%	250
Interest Only	0	250	0.00%	250
Lien Position	0	250	0.00%	250
Occupancy	0	250	0.00%	250
Purpose	0	250	0.00%	250
Appraised Value	1	250	0.40%	250
Contract Sales Price	7	250	2.80%	250
Balloon Flag	0	250	0.00%	250
Original CLTV	2	250	0.80%	250
Original LTV	2	250	0.80%	250
Origination Channel	0	250	0.00%	250
Appraisal Effective Date	1	250	0.40%	250
Investor: Qualifying Total Debt Ratio	7	250	2.80%	250
Initial Rate Lock Date	30	250	12.00%	250
Coborrower Qualifying FICO	3	151	1.99%	250
Total	71	6,151	1.15%	250